Schedule of Investments (unaudited)	iShares® Factors US Growth Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Lockheed Martin Corp.	54	$20,431
Northrop Grumman Corp.	26	9,449
		29,880
Air Freight & Logistics — 1.6%
Expeditors International of Washington Inc.	255	32,283
United Parcel Service Inc., Class B	242	50,329
		82,612
Apparel, Accessories & Luxury Goods — 0.2%
Lululemon Athletica Inc.(a)	32	11,679

Application Software — 10.3%
Adobe Inc.(a)	100	58,564
Aspen Technology Inc.(a)	431	59,280
Atlassian Corp. PLC, Class A(a)	288	73,976
Cadence Design Systems Inc.(a)	474	64,853
Citrix Systems Inc.	438	51,364
Dropbox Inc., Class A(a)	339	10,275
Fair Isaac Corp.(a)	131	65,851
HubSpot Inc.(a)	65	37,877
Intuit Inc.	68	33,331
Manhattan Associates Inc.(a)	336	48,666
Nutanix Inc., Class A(a)	104	3,975
RingCentral Inc., Class A(a)	15	4,359
Slack Technologies Inc., Class A(a)	200	8,860
Synopsys Inc.(a)	43	11,859
Zoom Video Communications Inc., Class A(a)	49	18,964
		552,054
Automobile Manufacturers — 1.7%
Tesla Inc.(a)(b)	136	92,439

Automotive Retail — 0.2%
AutoZone Inc.(a)	4	5,969
O’Reilly Automotive Inc.(a)	11	6,228
		12,197
Biotechnology — 4.6%
AbbVie Inc.	957	107,797
Acceleron Pharma Inc.(a)	151	18,949
Amgen Inc.	206	50,213
Moderna Inc.(a)	176	41,356
Vertex Pharmaceuticals Inc.(a)	142	28,631
		246,946
Building Products — 1.6%
Carrier Global Corp.	319	15,504
Trex Co. Inc.(a)(b)	687	70,218
		85,722
Communications Equipment — 0.6%
Ubiquiti Inc.	97	30,282

Computer & Electronics Retail — 0.9%
Best Buy Co. Inc.	416	47,832

Construction Machinery & Heavy Trucks — 0.4%
Allison Transmission Holdings Inc.	495	19,671

Consumer Finance — 0.2%
Upstart Holdings Inc.(a)	101	12,615

Data Processing & Outsourced Services — 1.7%
Mastercard Inc., Class A	126	46,001
Security	Shares	Value

Data Processing & Outsourced Services (continued)
PayPal Holdings Inc.(a)	81	$23,610
StoneCo Ltd., Class A(a)	283	18,978
		88,589
Distributors — 0.7%
Pool Corp.	82	37,610

Diversified Support Services — 0.0%
Cintas Corp.	1	382

Electronic Equipment & Instruments — 0.5%
Zebra Technologies Corp., Class A(a)	46	24,356

Electronic Manufacturing Services — 0.0%
Jabil Inc.	7	407

Fertilizers & Agricultural Chemicals — 1.1%
Scotts Miracle-Gro Co. (The)	293	56,233

Financial Exchanges & Data — 3.2%
MSCI Inc.	210	111,947
S&P Global Inc.	144	59,105
		171,052
General Merchandise Stores — 0.2%
Dollar General Corp.	57	12,334

Health Care Distributors — 0.2%
Cardinal Health Inc.	181	10,333

Health Care Equipment — 0.6%
IDEXX Laboratories Inc.(a)	52	32,841

Health Care Facilities — 0.7%
HCA Healthcare Inc.	176	36,386

Health Care Services — 2.0%
Amedisys Inc.(a)	137	33,555
Chemed Corp.	77	36,537
DaVita Inc.(a)	308	37,092
		107,184
Health Care Supplies — 0.0%
Align Technology Inc.(a)	1	611

Health Care Technology — 0.6%
Veeva Systems Inc., Class A(a)	108	33,583

Home Furnishings — 0.1%
Tempur Sealy International Inc.	183	7,172

Home Improvement Retail — 1.7%
Home Depot Inc. (The)	137	43,688
Lowe’s Companies Inc.	255	49,462
		93,150
Homefurnishing Retail — 0.7%
Williams-Sonoma Inc.	240	38,316

Household Products — 0.3%
Clorox Co. (The)	94	16,912

Hypermarkets & Super Centers — 1.1%
Costco Wholesale Corp.	146	57,768

Interactive Home Entertainment — 2.4%
Playtika Holding Corp.(a)	4,162	99,222

Schedule of Investments (unaudited) (continued)	iShares® Factors US Growth Style ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Home Entertainment (continued)
Take-Two Interactive Software Inc.(a)	167	$29,562
		128,784
Interactive Media & Services — 4.2%
Alphabet Inc., Class A(a)	14	34,185
Alphabet Inc., Class C, NVS(a)	12	30,076
Facebook Inc., Class A(a)	399	138,736
Match Group Inc.(a)	130	20,963
		223,960
Internet & Direct Marketing Retail — 9.7%
Amazon.com Inc.(a)	121	416,259
eBay Inc.	884	62,066
Wayfair Inc., Class A(a)(b)	139	43,884
		522,209
Internet Services & Infrastructure — 0.0%
GoDaddy Inc., Class A(a)	9	783

Investment Banking & Brokerage — 0.0%
LPL Financial Holdings Inc.	11	1,485

Life Sciences Tools & Services — 0.9%
Mettler-Toledo International Inc.(a)	26	36,019
Sotera Health Co.(a)	222	5,379
Thermo Fisher Scientific Inc.	15	7,567
		48,965
Managed Health Care — 0.3%
Molina Healthcare Inc.(a)	65	16,449

Personal Products — 1.3%
Estee Lauder Companies Inc. (The), Class A	62	19,721
Herbalife Nutrition Ltd.(a)	982	51,781
		71,502
Pharmaceuticals — 1.9%
Eli Lilly & Co.	327	75,053
Royalty Pharma PLC, Class A	669	27,422
		102,475
Research & Consulting Services — 2.2%
Booz Allen Hamilton Holding Corp.	1,380	117,548

Restaurants — 1.5%
Domino’s Pizza Inc.	123	57,378
Yum! Brands Inc.	218	25,077
		82,455
Retail REITs — 0.2%
Brookfield Property REIT Inc., Class A	608	11,485

Semiconductor Equipment — 1.6%
Applied Materials Inc.	74	10,538
Enphase Energy Inc.(a)	16	2,938
KLA Corp.	19	6,160
Lam Research Corp.	19	12,363
Teradyne Inc.	394	52,780
		84,779
Security	Shares	Value

Semiconductors — 4.3%
Broadcom Inc.	11	$5,245
NVIDIA Corp.	115	92,011
QUALCOMM Inc.	730	104,339
Texas Instruments Inc.	153	29,422
		231,017
Specialty Stores — 0.9%
Leslie’s Inc.(a)	1,639	45,056

Systems Software — 16.4%
Crowdstrike Holdings Inc., Class A(a)	338	84,943
Fortinet Inc.(a)	318	75,744
McAfee Corp., Class A	1,343	37,631
Microsoft Corp.	2,344	634,990
NortonLifeLock Inc.	56	1,524
Oracle Corp.	315	24,520
Zscaler Inc.(a)	84	18,149
		877,501
Technology Hardware, Storage & Peripherals — 13.6%
Apple Inc.	5,255	719,725
NetApp Inc.	145	11,864
		731,589
Trading Companies & Distributors — 0.0%
WW Grainger Inc.	4	1,752

Trucking — 0.1%
Old Dominion Freight Line Inc.	19	4,822

Total Common Stocks — 99.8%
(Cost: $4,388,645)	.	5,353,764

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	195,360	195,477
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,000	10,000
		205,477

Total Short -Term Investments — 3.8%
(Cost: $205,467)		205,477

Total Investments in Securities — 103.6%
(Cost: $4,594,112)		5,559,241

Other Assets, Less Liabilities — (3.6)%		(194,684)

Net Assets — 100.0%		$5,364,557

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Factors US Growth Style ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$127,035	$68,436	(a)	$—	$(4)	$10	$195,477	195,360	$701	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—	—	—	10,000	10,000	—		—
					$(4)	$10	$205,477		$701		$—

(a)	Represents net amount purchased (sold)

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,353,764	$—	$—	$5,353,764
Money Market Funds	205,477	—	—	205,477
	$5,559,241	$—	$—	$5,559,241

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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